1997 ANNUAL REPORT


IDS
Discovery
Fund
(prospectus enclosed)


(icon of) ship

The goal of IDS Discovery Fund, Inc. is long-term growth of capital. The Fund invests primarily in common stocks of small- and medium-size growth companies.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

             American
             Express
                 Financial
                 Advisors

   Distributed by American Express Financial Advisors Inc.

(icon of) ship

Your piece of
the future

Glance through current business magazine and newspaper articles on the fastest-growing companies in America -- and you'll find many of the stocks that Discovery Fund owns. The Fund seeks small to medium-size firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

 Contents


       1997 annual report

       From the president                                               4
       From the portfolio manager                                       4
       The Fund's ten largest holdings                                  6
       Making the most of the Fund                                      7
       The Fund's long-term performance                                 8
       Independent auditors' report                                     9
       Financial statements                                            10
       Notes to financial statements                                   13
       Investments in securities                                       21
       IDS mutual funds                                                25
       Federal income tax information                                  29
       1997 prospectus

       The Fund in brief                                               3p

       Goal                                                            3p
       Investment policies and risks                                   3p
       Manager and distributor                                         3p
       Portfolio manager                                               3p
       Alternative purchase arrangements                               3p
       Sales charge and Fund expenses                                  4p

       Performance                                                     6p

       Financial highlights                                            6p
       Total returns                                                   8p
       Investment policies and risks                                  10p

       Facts about investments and their risks                        11p
       Alternative investment option                                  15p
       Valuing Fund shares                                            15p
       How to purchase, exchange or redeem shares                     16p

       Alternative purchase arrangements                              16p
       How to purchase shares                                         19p
       How to exchange shares                                         22p
       How to redeem shares                                           23p
       Reductions and waivers of the sales charge                     28p
       Special shareholder services                                   33p

       Services                                                       33p
       Quick telephone reference                                      33p
       Distributions and taxes                                        34p

       Dividend and capital gain distributions                        34p
       Reinvestments                                                  34p
       Taxes                                                          35p
       How to determine the correct TIN                               37p
       How the Fund is organized                                      38p

       Shares                                                         38p
       Voting rights                                                  38p
       Shareholder meetings                                           39p
       Board members and officers                                     39p
       Investment manager                                             41p
       Administrator and transfer agent                               42p
       Distributor                                                    43p
       About American Express Financial Corporation                   45p

       General information                                            45p
       Appendix                                                       46p

       Descriptions of derivative instruments                         46p

(icon of) one book inside of another

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

(This annual report is not a part of the porspectus.)

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one past of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William Pearce
      William Pearce
      President of the Fund

      From the portfolio manager

      IDS Discovery Fund's fiscal year -- August 1996 through July 1997 -- coincided with a tremendous rally in the stock market. While the Fund couldn't match the breakneck pace of the broad market, which was led by a relatively small group of large-capitalization issues -- it did register a substantial gain. For investors in the Fund's Class A shares, the return for the 12 months was 39.1%, which, according to Lipper Analytical Services, was well ahead of the average for mutual funds that focus on small-capitalization stocks. (A portion of the Fund's return came in the form of a capital gain, which was paid to shareholders last December and reduced its net asset value by a like amount at that time.)

      Stocks could hardly have had things more to their liking during the period, as the economy kept chugging along, corporate profits remained healthy and ongoing low inflation prevented long-term interest rates from reaching an uncomfortably high level. In this best of all worlds, stocks powered their way higher last fall and winter before hitting a stumbling block in the spring brought on by a rise in long-term interest rates. That proved to be the market's only meaningful decline, however, as it promptly went on another blistering run from May through July.

      `Large-caps' lead

      The great majority of the time, large-capitalization stocks -- those of companies of substantial size and worth -- led the market's charge, which worked to the disadvantage of the Fund, the core of which is composed of small-capitalization issues. Still, by maintaining a diverse group of investments and not trying to time the ups and downs of the market, the Fund outperformed the small-cap stock sector as a whole, as measured by the Russell 2000 (an unmanaged index of small- cap stocks often used to measure that market sector's performance).

      Nevertheless, as is typical of small-cap stocks' performance, the gain was accompanied by plenty of volatility. For example, last February and March, the Fund experienced a decline of more than 13%, as small stocks in general and technology stocks in particular hit rough going. But within two months, the Fund had more than made up the lost ground, capped by a striking gain of nearly 16% in May alone.

      Technology, consumer are largest areas

      As has been true for some time, the largest portion of the Fund's investments fell into two groups -- technology and consumer stocks, including health care. Energy stocks, a newer area of investment for the Fund, gave it a nice performance boost during the first several months of the period. Also working to the Fund's benefit was its low level of cash reserves throughout the 12 months, as cash provided a meager return compared with the stock market.

      While the investment environment is largely unchanged from several months ago, it would be unrealistic to expect stocks to repeat their remarkable performance of the past year. Therefore, at this point (mid-August) I think it's prudent to take a somewhat more risk-conscious approach. In that vein, I have begun focusing more on stocks with lower price/earnings ratios and reducing holdings among technology-related issues. Should the market stumble in the months ahead, these measures ought to provide some cushion for the Fund while still allowing it to participate in potential gains.



      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Porfolio manager

(This annual report is not a part of the porspectus.)

Class A
12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $13.02
July 31, 1996        $10.73
Increase             $ 2.29

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $  1.42
From capital gains   $  0.20
Total distributions  $  1.62

Total return*         +39.1%**

Class B
12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $12.82
July 31, 1996        $10.63
Increase             $ 2.19

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $ 1.39
From capital gains   $ 0.20
Total distributions  $ 1.59

Total return*        +38.1%**

Class Y
12-month performance

(All figures per share)

Net asset value (NAV)

July 31, 1997        $13.03
July 31, 1996        $10.73
Increase             $ 2.30

Distributions
Aug. 1, 1996 - July 31, 1997

From income          $ 1.44
From capital gains   $ 0.20
Total distributions  $ 1.64

Total return*        +39.3%**

      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

(This annual report is not a part of the prospectus.)

The Fund's ten largest holdings

                                        Percent                        Value
                         (of Fund's net assets)        (as of July 31, 1997)

 Gulf South Medical Supply                2.76%                  $29,700,000

 Watson Pharmaceuticals                   2.76                    29,700,000

 PairGain Technologies                    2.60                    27,950,000

 Network General                          2.56                    27,625,000

 Sybron Intl                              2.47                    26,609,375

 Tech Data                                2.41                    25,987,500

 AccuStaff                                2.35                    25,338,413

 OfficeMax                                2.27                    24,500,000

 FelCor Suite Hotels REIT                 2.17                    23,400,000

 Fiserv                                   2.12                    22,800,000

(icon of) pie chart

The ten holdings listed here make up 24.47% of the Fund's net assets

(This annual report is not a part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the market declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

(This annual report is not a part of the prospectus.)

      The Fund's long-term performance

      Three ways to benefit from a mutual fund:

     o your shares increase in value when the Fund's investments do well

     o you receive capital gains when the gains on investments sold by the Fund exceed losses

     o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

      Assumes: o Holding period from 8/1/87 to 7/31/97. o Returns do not reflect taxes payable on distributions. o Reinvestment of all income and capital gain distributions for the Fund, with a value of $14,763. Also see "Performance" in the Fund's current prospectus.

      The Standard & Poor's 500 Stock Index, an unmanaged list of larger stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which Discovery Fund invests.

      The Lipper Small Company Growth Fund Index includes 30 funds that are generally similar to Discovery Fund, although some funds in the index may have somewhat different investment policies or objectives.


How your $10,000 has grown in IDS Discovery Fund



$40,000


                                                          $30,245
$30,000                                             IDS Discovery
                                                             Fund
                                                          Class A

$20,000


                               S&P 500
$10,000                        Stock Index

                         Lipper Small Co.
                       Growth Fund Index
$9,500

'86   '87    '88   '89   '90   '91   '92    '93    '94   '95    '96

Average annual total return
(as of July 31, 1997)

           1 year     Since inception*    5 years        10 years

Class A    +32.16%          --%           +14.27%         +11.69%
Class B*   +34.06%      +22.38%*              --%             --%
Class Y*   +39.32%      +24.79%*              --%             --%

*Inception date was March 20, 1995.

      On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the S&P 500 and the Lipper Small Company Growth Fund Index. In comparing Discovery Fund (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

(This annual report is not a part of the prospectus.)

The  financial   statements   contained  in  Post-Effective   Amendment  #34  to
Registration Statement No. 2-72174 filed on or about September 29, 1997 are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests  in  small-  and  medium-size,   growth-oriented  companies  emphasizing
technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.
(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised  primarily of high-quality  corporate bonds and
other  highly  rated  debt  instruments   including  government  securities  and
short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.
IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      Federal income tax information

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividend listed below was reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Shareholders should consult a tax adviser on how to report distributions for state and local purposes.

IDS Discovery Fund, Inc.
Fiscal year ended July 31, 1997

      Class A
       Income distribution
       taxable as dividend income, 5.18% qualifying for deduction for corporations.

       Payable date                                                Per share
       Dec. 30, 1996                                                $1.41959

       Capital gain distribution taxable as long-term capital gain.

       Payable date                                                Per share
       Dec. 30, 1996                                                $0.20454
       Total distributions                                          $1.62413

      The distributions of $1.62413 per share, payable Dec. 30, 1996, consisted of $0.03082 derived from net investment income, $1.38877 from net short-term capital gains (a total of $1.41959 taxable as dividend income) and $0.20454 from net long-term capital gains.

       Class B
       Income distribution
       taxable as dividend income, 5.18% qualifying for deduction for corporations.

       Payable date                                                Per share
       Dec. 30, 1996                                                $1.38877

       Capital gain distribution taxable as long-term capital gain.

       Payable date                                                Per share
       Dec. 30, 1996                                                $0.20454
       Total distributions                                          $1.59331

      The distributions of $1.59331 per share, payable Dec. 30, 1996, consisted of $1.38877 from net short-term capital gains (a total of $1.38877 taxable as dividend income) and $0.20454 from net long-term capital gains.

       Class Y
       Income distribution
       taxable as dividend income, 5.18% qualifying for deduction for corporations.

       Payable date                                                Per share
       Dec. 30, 1996                                                $1.43988

       Capital gain distribution taxable as long-term capital gain.

       Payable date                                                Per share
       Dec. 30, 1996                                                $0.20454
       Total distributions                                          $1.64442

      The distributions of $1.64442 per share, payable Dec. 30, 1996, consisted of $0.05111 derived from net investment income, $1.38877 from net short-term capital gains (a total of $1.43988 taxable as dividend income) and $0.20454 from net long-term capital gains.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800


TTY Service                 For the hearing impaired               800-846-4852


American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Discovery Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.